Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income	¥ 759,961	¥ 753,621	¥ 323,605
Depreciation and amortization	72,077	144,087	87,027
Amortization of debt issuance costs	8,292	84,928	40,787
Stock-based compensation expense	12,709
Deferred income taxes	18,079	91,910	76,049
Provision of allowance for credit losses	(2,792)	84,048
Changes in operating assets and liabilities:
(Increase) decrease in trade notes and accounts receivable, net	(22,874)	43,435	(43,872)
(Increase) in inventories, net	(2,942,681)	(93,927)	(2,944,684)
(Increase) decrease in consumption taxes receivable	(173,854)	63,639	239,859
(Increase) decrease in prepaid expenses	(104,298)	(44,678)	16,533
(Increase) decrease in advances to vendors	(17,743)	(70,369)	7,295
Decrease (increase) in leasehold and guarantee deposits	63,650	(119,560)	(3,614)
(Increase) decrease in long-term prepaid expenses	(86,754)	(6,639)	420
Increase (decrease) in accounts payables	72,493	(40,412)	(194,318)
Increase (decrease) in accrued expenses	19,187	(102,236)	105,822
Increase (decrease) in income taxes payable	94,893	182,562	(48,438)
Increase (decrease) in contract liabilities	7,926	(100,391)	207,881
(Decrease) increase in deposits received	(18,665)	20,510	(11,878)
Other, net	38,630	(85,891)	58,253
Net cash flows (used in) provided by operating activities	(2,201,764)	804,637	(2,083,273)
Cash flows from investing activities:
Purchase of short-term investments	(450,115)	(367,150)	(13,800)
Proceeds from sales of short-term investments	300,662	223,921	50,000
Purchases of property and equipment	(1,634,243)	(37,464)	(42,145)
Purchases of software	(2,584)	(19,563)	(3,186)
Purchases of long-term investments		(270,000)
Purchases of investment securities			(800)
Proceeds from redemption of long-term investments	270,000
Other, net	(4,356)	(5,599)	(3,607)
Net cash flows (used) in investing activities	(1,520,636)	(475,855)	(13,538)
Cash flows from financing activities:
(Decrease) in short-term borrowings, net	(276,590)	(685,830)	(283,069)
Borrowings from long-term loans	12,124,650	12,946,844	9,687,048
Repayments for long-term loans	(7,540,495)	(12,708,107)	(6,628,349)
Proceeds from issuance of bonds	50,000
Redemption of bonds	(33,500)	(49,270)	(49,309)
Payments for finance leases	(8,412)	(8,664)	(7,505)
Payment for debt issuance costs	(20,221)	(67,498)	(78,844)
Proceeds from issuance of shares		1,379,632	270,002
Payments for dividends	(78,703)
Payments of listing expenses	(331,966)	(235,037)
Purchase of treasury shares	(2,222)
Net cash flows provided by financing activities	3,882,541	572,070	2,909,974
Effect of exchange rate changes on cash and cash equivalents	1,257	1,422	(7,273)
Net increase in cash and cash equivalents	161,398	902,274	805,890
Cash and cash equivalents at the beginning of the year	2,120,515	1,218,241	412,351
Cash and cash equivalents at the end of the year	2,281,913	2,120,515	1,218,241
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	493,261	476,650	497,731
Cash paid for taxes	¥ 405,140	¥ 127,857	¥ 179,888